Exhibit 99.1

Navient Student Loan Trust 2014-5

Monthly Servicing Report

Distribution Date 12/27/2021

Collection Period 11/01/2021 - 11/30/2021

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2014-5 Monthly Servicing Report: Collection Period 11/01/2021 - 11/30/2021, Distribution Date 12/27/2021

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	08/14/2014	10/31/2021	11/30/2021
	Principal Balance	$155,346,000.80	$81,028,687.06	$80,042,901.83
	Interest to be Capitalized Balance	812,255.89	462,270.58	504,325.19
	Pool Balance	$156,158,256.69	$81,490,957.64	$80,547,227.02
	Specified Reserve Account Balance	3,566,417.00	203,727.39	201,368.07
	Adjusted Pool (1)	$159,724,673.69	$81,694,685.03	$80,748,595.09
	Weighted Average Coupon (WAC)	5.48%	5.52%	5.52%
	Number of Loans	6,801	3,476	3,442
	Aggregate Outstanding Principal Balance - Tbill		$2,574,992.74	$2,572,703.50
	Aggregate Outstanding Principal Balance - LIBOR		$78,915,964.90	$77,974,523.52
	Pool Factor		0.514114392	0.508160535
	Since Issued Constant Prepayment Rate		5.03%	5.06%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	11/26/2021	12/27/2021
	A	63938WAA2	$73,818,424.20	$72,914,908.31
	B	63938WAB0	$4,200,000.00	$4,200,000.00

C	Account Balances	11/26/2021	12/27/2021
	Reserve Account Balance	$203,727.39	$201,368.07
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$380,882.22	$122,707.39
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	11/26/2021	12/27/2021
	Adjusted Pool Balance + Supplemental Loan Purchase	$81,694,685.03	$80,748,595.09
	Total Notes	$78,018,424.20	$77,114,908.31
	Difference	$3,676,260.83	$3,633,686.78
	Parity Ratio	1.04712	1.04712

Page 2 of 9	Trust 2014-5 Monthly Servicing Report: Collection Period 11/01/2021 - 11/30/2021, Distribution Date 12/27/2021

II.	Trust Activity 11/01/2021 through 11/30/2021

A	Student Loan Principal Receipts
	Borrower Principal	249,358.36
	Guarantor Principal	206,376.68
	Consolidation Activity Principal	611,596.34
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$1,067,331.38
B	Student Loan Interest Receipts
	Borrower Interest	147,257.41
	Guarantor Interest	19,401.98
	Consolidation Activity Interest	3,574.12
	Special Allowance Payments	8,317.68
	Interest Subsidy Payments	38,568.56
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	1,748.55
	Total Interest Receipts	$218,868.30
C	Reserves in Excess of Requirement	$2,359.32
D	Investment Income	$25.74
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$380,882.22
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(71,746.21)
	Floor Income Rebate Fees to Dept. of Education	$(383,107.26)
	Funds Allocated to the Floor Income Rebate Account	$(122,707.39)
M	AVAILABLE FUNDS	$1,091,906.10
N	Non-Cash Principal Activity During Collection Period	$(81,546.15)
O	Non-Reimbursable Losses During Collection Period	$4,590.81
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2014-5 Monthly Servicing Report: Collection Period 11/01/2021 - 11/30/2021, Distribution Date 12/27/2021

III.	2014-5 Portfolio Characteristics

		11/30/2021				10/31/2021
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	DEFERMENT	6.05%	117	$2,914,824.49	3.642%	5.87%	111	$2,433,475.00	3.003%

REPAYMENT:	CURRENT	5.36%	2,858	$60,499,641.71	75.584%	5.40%	2,896	$61,722,834.39	76.174%
	31-60 DAYS DELINQUENT	6.45%	67	$2,909,851.28	3.635%	5.86%	63	$2,314,065.86	2.856%
	61-90 DAYS DELINQUENT	5.93%	36	$1,610,473.03	2.012%	6.27%	26	$899,945.79	1.111%
	91-120 DAYS DELINQUENT	7.00%	18	$591,706.86	0.739%	5.70%	16	$488,920.45	0.603%
	> 120 DAYS DELINQUENT	6.02%	59	$1,907,358.20	2.383%	5.98%	60	$1,836,450.76	2.266%

	FORBEARANCE	5.85%	282	$9,514,714.17	11.887%	5.86%	298	$11,102,104.15	13.701%
	CLAIMS IN PROCESS	5.52%	5	$94,332.09	0.118%	7.35%	6	$230,890.66	0.285%

TOTAL			3,442	$80,042,901.83	100.00%		3,476	$81,028,687.06	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2014-5 Monthly Servicing Report: Collection Period 11/01/2021 - 11/30/2021, Distribution Date 12/27/2021

IV.	2014-5 Portfolio Characteristics (cont'd)

	11/30/2021	10/31/2021
Pool Balance	$80,547,227.02	$81,490,957.64
Outstanding Borrower Accrued Interest	$2,268,778.20	$2,189,135.81
Borrower Accrued Interest to be Capitalized	$504,325.19	$462,270.58
Borrower Accrued Interest >30 Days Delinquent	$244,384.84	$225,573.36
Total # Loans	3,442	3,476
Total # Borrowers	1,908	1,929
Weighted Average Coupon	5.52%	5.52%
Weighted Average Remaining Term	199.95	199.82
Non-Reimbursable Losses	$4,590.81	$1,270.76
Cumulative Non-Reimbursable Losses	$600,239.08	$595,648.27
Since Issued Constant Prepayment Rate (CPR)	5.06%	5.03%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	-	-
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$86,103.11	$177,637.59
Borrower Interest Accrued	$341,014.84	$356,019.01
Interest Subsidy Payments Accrued	$12,925.21	$12,955.46
Special Allowance Payments Accrued	$2,798.63	$2,876.15

Page 5 of 9	Trust 2014-5 Monthly Servicing Report: Collection Period 11/01/2021 - 11/30/2021, Distribution Date 12/27/2021

V.	2014-5 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	0.00%	0	-	0.000%
	- GSL - Unsubsidized	0.00%	0	-	0.000%
	- PLUS (2) Loans	0.00%	0	-	0.000%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	5.52%	3,442	80,042,901.83	100.000%
	Total	5.52%	3,442	$80,042,901.83	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	0.00%	0	-	0.000%
	- Two Year	0.00%	0	-	0.000%
	- Technical	0.00%	0	-	0.000%
	- Other	5.52%	3,442	80,042,901.83	100.000%
	Total	5.52%	3,442	$80,042,901.83	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2014-5 Monthly Servicing Report: Collection Period 11/01/2021 - 11/30/2021, Distribution Date 12/27/2021

VI.	2014-5 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$1,091,906.10
A	Trustee Fees	-	$1,091,906.10
B	Primary Servicing Fee	$8,815.53	$1,083,090.57
C	Administration Fee	$6,667.00	$1,076,423.57
D	Class A Noteholders' Interest Distribution Amount	$45,258.90	$1,031,164.67
E	Class B Noteholders' Interest Distribution Amount	$5,757.73	$1,025,406.94
F	Reserve Account Reinstatement	-	$1,025,406.94
G	Class A Noteholders' Principal Distribution Amount	$903,515.89	$121,891.05
H	Class B Noteholders' Principal Distribution Amount	-	$121,891.05
I	Unpaid Expenses of The Trustees	-	$121,891.05
J	Carryover Servicing Fee	-	$121,891.05
K	Remaining Amounts to the Noteholders after the first auction date	-	$121,891.05
L	Excess Distribution Certificateholder	$121,891.05	$0.00

Waterfall Triggers
A	Student Loan Principal Outstanding	$80,042,901.83
B	Interest to be Capitalized	$504,325.19
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$201,368.07
E	Less: Specified Reserve Account Balance	$(201,368.07)
F	Total	$80,547,227.02
G	Class A Notes Outstanding (after application of available funds)	$72,914,908.31
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2014-5 Monthly Servicing Report: Collection Period 11/01/2021 - 11/30/2021, Distribution Date 12/27/2021

VII.	2014-5 Distributions

Distribution Amounts

	A	B
Cusip/Isin	63938WAA2	63938WAB0
Beginning Balance	$73,818,424.20	$4,200,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.62%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	11/26/2021	11/26/2021
Accrual Period End	12/27/2021	12/27/2021
Daycount Fraction	0.08611111	0.08611111
Interest Rate*	0.71200%	1.59200%
Accrued Interest Factor	0.000613111	0.001370888
Current Interest Due	$45,258.90	$5,757.73
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$45,258.90	$5,757.73
Interest Paid	$45,258.90	$5,757.73
Interest Shortfall	-	-
Principal Paid	$903,515.89	-
Ending Principal Balance	$72,914,908.31	$4,200,000.00
Paydown Factor	0.005863179	0.000000000
Ending Balance Factor	0.473166180	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2014-5 Monthly Servicing Report: Collection Period 11/01/2021 - 11/30/2021, Distribution Date 12/27/2021

VIII.	2014-5 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$78,018,424.20
	Adjusted Pool Balance	$80,748,595.09
	Overcollateralization Amount	$3,633,686.78
	Principal Distribution Amount	$903,515.89
	Principal Distribution Amount Paid	$903,515.89

B	Reserve Account Reconciliation
	Beginning Period Balance	$203,727.39
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$203,727.39
	Required Reserve Acct Balance	$201,368.07
	Release to Collection Account	$2,359.32
	Ending Reserve Account Balance	$201,368.07

C	Floor Income Rebate Account
	Beginning Period Balance	$380,882.22
	Deposits for the Period	$122,707.39
	Release to Collection Account	$(380,882.22)
	Ending Balance	$122,707.39

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2014-5 Monthly Servicing Report: Collection Period 11/01/2021 - 11/30/2021, Distribution Date 12/27/2021